SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Translation of amounts

June 30, 2025
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.1636	US$1=RMB7.2358
US$ against VND	US$1=VND26120.5000	US$1=VND25717.0000

December 31, 2024
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.2993	US$1=RMB7.1933
US$ against VND	US$1=VND25480.0000	US$1=VND25068.6667

June 30, 2024
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.2672	US$1=RMB7.2150
US$ against VND	US$1=VND25451.7689	US$1=VND25012.5063

Schedule of Concentration of customers and suppliers

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Percentage of the Company’s total revenue
Customer A	48%	39%
Customer C	*	17%
Customer D	—	12%
Customer B	10%	*

* represents percentage less than 10%.

Accounts receivable due from those customers were as follows:

	As of
	December 31, 2024	June 30, 2025
		(Unaudited)
Percentage of the Company’s accounts receivables
Customer C	18%	29%
Customer B	28%	15%
Customer D	16%	15%
Customer E	13%	12%

The suppliers whose purchase individually represented greater than 10% of the total cost of revenue of the Company for the six months ended June 30, 2024 and 2025 were as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Percentage of the Company’s total purchase
Supplier A	16%	13%
Supplier B	14%	*
Supplier C	15%	*

* represents percentage less than 10%.

Accounts payable due to those suppliers were as follows:

	As of
	December 31, 2024	June 30, 2025
		(Unaudited)
Percentage of the Company’s accounts payables
Supplier A	19%	14%
Supplier B	15%	11%
Supplier C	11%	*

Schedule of Property, plant and equipment, net

Schedule of Property, plant and equipment, net
Category	Useful lives	Estimated residual value
Buildings	20 years	5%
Machinery and equipment	10 years	10%
Motor Vehicles	5 years	10%
Furniture and fixtures	5 years	5%
Electronic office equipment	3 years	5%